UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-03904

Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036-6524
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: February 28, 2013

Date of reporting period: February 28, 2013

Item I.	Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 2/28/13 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management	A N N U A L R E P O R T
	7 Times Square 21st Floor	F e b r u a r y 2 8 , 2 0 1 3
New York, NY 10036-6524
DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524
CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
	Kansas City, MO 64121-9729	The Value Line Tax Exempt Fund, Inc.
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00094148

The Value Line Tax Exempt Fund, Inc.

To Our Value Line Tax Exempt

To Our Shareholders (unaudited):

Enclosed is your annual report for the year ended February 28, 2013. I encourage you to carefully review this report which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

For the twelve months ended February 28, 2013, the total return for the Value Line Tax Exempt Fund (the “Fund”) was 4.33%. This return was slightly behind that for Barclays Capital Municipal Bond Index(1) which posted a total return for the period of 5.01%. The Fund’s conservative bias during a period of continued volatility in the tax exempt market and an underweight position in the longest maturity bonds contributed to the underperformance. A focus on higher quality credits also detracted from the Fund’s returns as the more highly rated credits offered lower returns than the more risky, medium grade credits. Given the continuation of the Federal Reserve’s policy of keeping interest rates very low, some large institutional investors took on more risk in search of higher yielding securities. This in turn put pressure on the returns of higher quality bonds.

The broad tax exempt bond market benefited from a modest supply of newly issued securities as both states and local governments continued to rein in borrowing. At the same time, demand remained strong for municipal bonds, particularly in higher tax states. This supply/demand imbalance helped propel the municipal bond market to another year of positive returns.

There was also some improvement in the overall creditworthiness of the tax exempt bond market. Revenues increased for most states over the past year, and many areas of the country saw significant firming of home prices. There was also some modest improvement in job creation though a drop in the unemployment rate was not shared evenly by all of the states. The upgrade of California’s credit rating by S&P on January 31st had a positive effect on the broad tax exempt market as more than $75 billion in bonds were upgraded.

All of us at the Advisor appreciate your confidence and we welcome the opportunity to continue serving your investment needs.

This report and other information are available on our website, www.vlfunds.com.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Liane Rosenberg
Liane Rosenberg, Portfolio Manager

March 28, 2013

(1)
The Barclays Capital Municipal Bond Index is a total-return performance benchmark for the long-term investment grade tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes and it is not possible to directly invest in this Index.

Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objectives, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus. A copy of our fund’s prospectus can be obtained free of charge by going to our website at www.vlfunds.com or calling 800.243.2729.

The Value Line Tax Exempt Fund, Inc.

Fund Shareholders

Economic Highlights (unaudited)

The S&P 500 continued to climb in the new year returning 6.20% through February 28th. The equity market has found support from a significantly stronger real estate market and a modest drop in the national unemployment rate.

Consumer spending ended 2012 on a high note and has continued to tick up in early 2013. Auto sales were a major contributor to the increase in month-over-month retail sales seen in both January and February. There had been concerns that consumers would have pulled back on their spending due to increases in the payroll tax. However, consumers seemed to be buoyed by the rising real estate sector and a national unemployment rate still under 8%.

The labor market has been improving at a measured pace. The national unemployment rate stood at 7.7% at the end of February down from 7.8% at year end, though with significant variation among the states. While a number of states posted unemployment rates under 6%, there were several states, including California, with rates still exceeding 9%. Despite the improving trend in job creation, it has not been strong enough for the Fed to alter its economic stimulus policy of keeping short term interest rates at extremely low levels. The Fed recently reaffirmed its policy of future monetary tightening being contingent on the unemployment rate falling below 6.5% or inflation breaching 2.5%.

At home, GDP grew 2.2% in 2012, indicating an economy firmly in a mid-cycle expansion. Another year of economic expansion is expected in 2013, with growth slower earlier in the year and picking up later in the year. Some economic weakness is expected early in the year due to tax hikes and disruption from the sequester budget cuts. Assuming fiscal policy is clarified enough by midyear to encourage a rebound in capital spending, a 3% growth rate in the U.S. is possible in late 2013.

Despite the growing economy, inflationary pressures have remained modest. Consumer prices have remained in check, with the National Consumer Price Index rising 1.7% in 2012, edging up to 2.0% for the 12 months ending February 28th. Limited wage growth has contributed to the relatively benign inflationary environment.

The Value Line Tax Exempt Fund, Inc.

(unaudited)

The following graph compares the performance of The Value Line Tax Exempt Fund, Inc. to that of the Barclays Capital Municipal Bond Index (the “Index”). The Value Line Tax Exempt Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes, but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

Comparison of a Change in Value of a $10,000 Investment in The
Value Line Tax Exempt Fund, Inc. and the Barclays Capital Municipal Bond Index*

Performance Data: **

	Average Annual Total Return	Growth of an Assumed Investment of $10,000
1 year ended 2/28/13	4.33%	$10,433
5 years ended 2/28/13	5.60%	$13,131
10 years ended 2/28/13	3.36%	$13,911

*
The Barclays Capital Municipal Bond Index is representative of the broad based fixed income market. It includes long-term investment grade tax-exempt bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index. The return for the Index does not reflect expenses which are deducted from the Fund’s returns.

**
The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Value Line Tax Exempt Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 through February 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/12	Ending account value 2/28/13	Expenses paid during period 9/1/12 thru 2/28/13*
Actual	$1,000.00	$1,017.40	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.54

*
Expenses are equal to the Fund’s annualized expense ratio of 1.11% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at February 28, 2013 (unaudited)

Ten Largest Long–Term Holdings

Issue	Principal Amount	Value	Percentage of Net Assets
Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41	$10,000,000	$2,170,900	2.4%
Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/21	1,605,000	1,766,961	1.9%
Arlington Texas, Special Tax, 5.00%, 8/15/28	1,575,000	1,747,651	1.9%
Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	1,170,000	1,351,877	1.5%
New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	1,000,000	1,195,460	1.3%
Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18	1,000,000	1,170,770	1.3%
Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/29	1,000,000	1,155,090	1.3%
Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	1,000,000	1,140,310	1.3%
Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	1,000,000	1,137,260	1.3%
New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	1,000,000	1,108,080	1.2%

Asset Allocation — Percentage of Fund’s Net Assets

The Value Line Tax Exempt Fund, Inc.

Long-Term Investments Allocation – Percentage of Fund’s Long-Term Investment Securities

Quality Diversification — Credit Quality expressed as a Percentage of Fund’s Net Assets as of 2/28/13

Aaa/AAA	16.1%
Aa1/AA+	14.9%
Aa2/AA	22.5%
Aa3/AA-	10.1%
A1/A+	12.9%
A2/A	10.9%
A3/A-	3.5%
Baa1	1.2%
Baa2	4.7%
Ba1	0.5%
NR	0.6%
Total Investments	97.9%
Cash and other assets in excess of liabilities	2.1%
Total Net Assets	100.0%

Source: Moody’s ratings, defaulting to S&P when not rated.
Credit quality is subject to change.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments	February 28, 2013

Principal Amount		Rating (unaudited)	Value
LONG-TERM MUNICIPAL SECURITIES (97.9%)

	ALABAMA (0.4%)
$310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2	$334,794

	ALASKA (0.5%)
400,000	North Slope Boro Alaska, General Obligation Unlimited, NATL-RE Insured, Ser. A, 5.00%, 6/30/17	Aa3	469,928

	ARIZONA (1.3%)
	Arizona State Transportation Board Highway Revenue, Revenue Bonds:
350,000	Ser. A, 5.00%, 7/1/38	Aa2	404,180
440,000	Ser. B, 5.00%, 7/1/31	Aa1	507,272
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004- Preserve Acquisition, 3.00%, 7/1/30	Aaa	250,197
			1,161,649

	ARKANSAS (1.5%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed:
290,000	4.25%, 3/1/15	A*	298,909
485,000	4.30%, 3/1/16	A*	499,365
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1	558,900
			1,357,174

	CALIFORNIA (11.9%)
200,000	Bay Area Toll Authority, California Toll Bridge Revenue, Revenue Bonds, Ser. F, 5.00%, 4/1/31	Aa3	227,874
150,000	Berkeley Joint Powers Financing Authority, Revenue Bonds, 5.00%, 10/1/20	AA*	181,277
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33	Aa3	117,524
500,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1	590,195
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children’s Hospital, Ser. B, 5.00%, 8/15/26	Aa3	299,445
200,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3	216,776
225,000	California State Department of Water Resources Center Valley Project Water Sys - Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1	250,781
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3	274,917

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)		Value
$750,000	California State Public Works Board, Revenue Bonds, Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A2		$868,470
	California State, General Obligation Unlimited:
500,000	5.00%, 2/1/38	A1		564,825
250,000	5.00%, 9/1/41	A1		280,122
500,000	5.25%, 11/1/40	A1		586,695
370,000	California State, General Obligation Unlimited, FSA AGM Insured, 5.00%, 9/1/14	AA-	*	395,704
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA+	*	268,700
500,000	City of Santa Rosa, California Wastewater Revenue Bonds, Ser. A, 5.00%, 9/1/33	Aa3		580,395
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	A2		231,430
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	A2		270,192
150,000	Long Beach Community College District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/32	Aa2		141,477
	Los Angeles Unified School District, General Obligation Unlimited, Ser. B:
775,000	AMBAC Insured, 4.00%, 7/1/18 (2)	Aa2		849,338
135,000	AMBAC Insured, 5.00%, 7/1/18 (2)	Aa2		159,781
220,000	Marin Community College District, General Obligation Unlimited, Election 2004, Ser. B, 4.75%, 8/1/34	Aa1		254,676
330,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. C, 4.00%, 10/1/22	Aa1		385,546
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		286,522
250,000	San Diego Unified School District, California General Obligation Unlimited, Election 1998, Ser. F-1, AGM Insured, 5.25%, 7/1/28	Aa2		320,530
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa2		203,134
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	A1		982,173
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa2		173,720
500,000	State of California, General Obligation Unlimited, Various Purpose Bonds, 4.00%, 9/1/21	A1		583,670
250,000	State Public Works Board, Lease Revenue Bonds, Judicial Council Projects - Ser. D, 5.00%, 12/1/18	A2		300,847
				10,846,736

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

February 28, 2013

Principal Amount		Rating (unaudited)		Value
	COLORADO (1.5%)
$250,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, State Aid Withholding Insured, 5.00%, 12/1/16	Aa2		$289,975
500,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, NATL-RE State Aid Withholding Insured, 5.75%, 12/15/21	**		522,225
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		589,870
				1,402,070

	CONNECTICUT (0.6%)
200,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		202,678
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		302,608
				505,286

	DELAWARE (0.3%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	236,450

	DISTRICT OF COLUMBIA (0.3%)
	District of Columbia Income Tax Secured Revenue, Revenue Bonds:
160,000	Ser. A, 3.00%, 12/1/24	Aa1		168,362
100,000	Ser. G, 5.00%, 12/1/36	Aa1		115,466
				283,828

	FLORIDA (5.2%)
500,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		570,475
670,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, AGM Insured, 4.50%, 7/1/18	A2		740,926
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 10/1/23	A1		295,335
	City of Jacksonville, Florida Special Revenue, Revenue Bonds:
250,000	Ser. A, 5.25%, 10/1/30	Aa2		297,740
125,000	Ser. B, 5.00%, 10/1/17	Aa2		147,796
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, NATL-RE Insured, 5.00%, 7/1/22	Aa2		479,437
750,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		870,660
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2		271,845

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)	Value
$215,000	Polk County Florida Public Facilities, Revenue Bonds, NATL-RE Insured, 5.00%, 12/1/21	A1	$237,197
500,000	State of Florida Board of Education, General Obligation Unlimited, Refunding Capital Outlay 2011, Ser. F, 4.00%, 6/1/29	Aa1	543,565
250,000	State of Florida, Department of Transportation, General Obligation Unlimited, 5.00%, 7/1/22	Aa1	311,703
			4,766,679

	GEORGIA (3.2%)
150,000	Augusta Georgia Water & Sewerage Revenue, Revenue Bonds, 4.00%, 10/1/28	A1	165,444
500,000	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Ser. B, AGM Insured, 5.25%, 11/1/34	A1	570,170
200,000	County of DeKalb Georgia Water & Sewerage Revenue, Revenue Bonds, Ser. A, 4.00%, 10/1/15	Aa3	217,164
	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser.:
125,000	5.25%, 7/1/36	A1	148,220
500,000	Ser. A, 4.00%, 7/1/36	A1	525,045
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds, Ser. A, 5.00%, 11/1/24	A1	585,570
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2	701,064
			2,912,677

	GUAM (0.2%)
150,000	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/20	A2	180,341

	HAWAII (0.6%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2	572,436

	IDAHO (0.6%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	Aa3	290,822
250,000	Idaho State Building Authority, Revenue Bonds, 5.00%, 9/1/40	Aa2	289,750
			580,572

	ILLINOIS (2.5%)
500,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, Assured GTY, 5.00%, 6/1/22	A2	569,800

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

February 28, 2013

Principal Amount		Rating (unaudited)	Value
$250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2	$296,507
250,000	Illinois State, General Obligation Unlimited, 5.00%, 3/1/16	A2	277,705
1,000,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2	1,137,260
			2,281,272

	INDIANA (3.4%)
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/21	Baa2	1,766,961
145,000	Franklin Township School Building Corporation, Marion County Prerefunded, First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/23	Baa2	160,553
295,000	Franklin Township School Building Corporation, Marion County Unrefunded, First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/23	Baa2	323,883
750,000	Saint Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa	856,987
			3,108,384

	IOWA (0.6%)
500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa	524,505

	KANSAS (0.9%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa	548,240
250,000	Kansas State Development Finance Authority Revenue, Transportation Revolving Fund, Revenue Bonds, Ser. TR, 2.25%, 10/1/13	Aa1	252,940
			801,180

	KENTUCKY (0.7%)
100,000	Kentucky State Property & Building Commission, Project No. 98, Revenue Bonds, 5.00%, 8/1/21	Aa3	121,248
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects - Ser. A, 5.00%, 7/1/19	Aa2	553,185
			674,433

	LOUISIANA (0.7%)
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3	303,145

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)		Value
$250,000	Louisiana Office Facilities Corp., Revenue Bonds, 5.00%, 11/1/17	Aa3		$292,537
				595,682
	MAINE (0.5%)
250,000	Maine State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Ser. C, 5.00%, 7/1/21	A1		294,213
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		115,655
				409,868
	MARYLAND (1.2%)
500,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa		568,535
500,000	Maryland State, General Obligation Unlimited, Second Refunding Bonds, Ser. E, 5.00%, 8/1/15	Aaa		556,030
				1,124,565

	MASSACHUSETTS (4.3%)
150,000	City of Boston Massachusetts, General Obligation Unlimited, Ser. A, 4.00%, 4/1/26	Aaa		170,481
245,000	Martha’s Vineyard Land Bank, Revenue Bonds, 4.25%, 5/1/36	A-	*	254,464
500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1		525,865
500,000	Massachusetts Development Finance Agency Revenue, Refunding Revenue Bonds, Harvard University, Ser. B-2, 5.25%, 2/1/34	Aaa		603,475
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa		298,613
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		660,250
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa1		286,738
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Consolidated Loan, Ser. C, 5.00%, 8/1/37 (2)	Aa1		399,318
115,000	Town of Nantucket, Massachusetts Municipal Purpose Loan, General Obligation Limited, 4.13%, 2/15/24	Aa2		125,888
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Senior Ser. 1, 5.00%, 11/1/15	Aa2		559,710
				3,884,802

	MICHIGAN (0.3%)
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa2		290,365

	MINNESOTA (0.4%)
340,000	Osseo Independent School District No. 279, General Obligation Unlimited, Refunding & School Building, Ser. A, AGM Insured, 5.00%, 2/1/15	Aa1		369,206

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

February 28, 2013

Principal Amount		Rating (unaudited)	Value
	MISSISSIPPI (0.8%)
$620,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2	$684,288

	MISSOURI (0.2%)
185,000	Missouri State Health & Educational Facilities Authority, Heartland Regional Medical Center, Revenue Bonds, 5.00%, 2/15/43	A1	200,705

	NEBRASKA (0.7%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3,5.00%, 9/1/21	A3	332,367
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1	267,490
			599,857

	NEVADA (0.7%)
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2	264,702
200,000	County of Clark, Nevada Refunding, General Obligation Limited, Ser. B, 4.00%, 7/1/17	Aa1	225,928
100,000	County of Washoe, Nevada Refunding, General Obligation Limited, Ser. A, 4.00%, 3/1/17	Aa2	111,433
			602,063

	NEW HAMPSHIRE (0.6%)
500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1	553,750

	NEW JERSEY (3.5%)
500,000	New Jersey Building Authority, Revenue Bonds, Ser. A, 5.00%, 6/15/17	A1	562,445
500,000	New Jersey Economic Development Authority, Revenue Bonds, 5.00%, 6/15/15	Baa1	544,105
275,000	New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A, 5.00%, 12/1/18	Aa2	317,518
100,000	New Jersey Institute of Technology, Revenue Bonds, Ser. A, General Obligation of Institution Insured, 5.00%, 7/1/42	A1	114,085
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa	1,195,460
150,000	New Jersey State Health Care Facilities Financing Authority Revenue, Revenue Bonds, Ser. A, 4.00%, 7/1/26	Baa1	161,503
250,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System - Ser. B, 5.00%, 6/15/18	A1	295,875
			3,190,991

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)		Value
	NEW MEXICO (0.8%)
$140,000	County of Santa Fe New Mexico Gross Receipts Tax Revenue, Revenue Bonds, Ser. A, 4.00%, 6/1/20	Aa1		$163,437
500,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1		606,295
				769,732

	NEW YORK (7.4%)
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa1		169,115
750,000	County of Westchester, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aaa		816,577
	Dormitory Authority, Revenue Bonds:
205,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	A2		218,534
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	595,640
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	457,288
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A2		226,042
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Revenue Bonds, Ser. B, 5.00%, 11/15/34	AA	*	282,950
100,000	New York State Dormitory Authority, Cornell University Revenue Bonds, Ser. A, 5.00%, 7/1/40	Aa1		115,221
150,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, General Purpose, Ser. A, 5.00%, 3/15/31	AAA	*	174,920
150,000	New York State Dormitory Authority, State Personal Income Tax Revenues General Purpose, Revenue Bonds, Ser. A, 4.50%, 3/15/35	AAA	*	165,866
	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds:
500,000	Ser. B, 5.00%, 6/15/28	Aaa		586,750
125,000	Ser. C, 4.13%, 6/15/22	Aaa		137,514
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	263,092
	New York State Urban Development Corp., State Personal Income Tax Revenue:
130,000	Revenue Bonds, Ser. A, 5.00%, 3/15/16	AAA	*	147,872
150,000	Revenue Bonds, Ser. C, 5.00%, 12/15/17	AAA	*	180,014
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa3		105,111
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3		116,149
250,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20 (2)	AA	*	283,172

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

February 28, 2013

Principal Amount		Rating (unaudited)		Value
	Triborough Bridge & Tunnel Authority:
$250,000	Revenue Bonds, Ser. C, General Obligation of Authority Insured, 5.00%, 11/15/19	Aa3		$302,307
500,000	Revenue Bonds, Subser. D, 5.00%, 11/15/26	A1		568,180
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	A1		316,925
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	549,230
				6,778,469

	NEW YORK CITY (6.7%)
150,000	Battery Park City Authority, Senior Revenue Bonds, Ser. B, 5.00%, 11/1/34	Aaa		178,893
350,000	City of New York, General Obligation Unlimited, Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2		410,028
150,000	City of New York, General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		172,187
150,000	City of New York, General Obligation Unlimited, Fiscal 2011, Ser. I, Subser. I-1, 5.00%, 8/1/17	Aa2		177,357
250,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		290,205
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2		260,135
110,000	Industrial Development Agency, Special Facility Revenue Refunding Bonds, New York Stock Exchange Project, Ser. A, 5.00%, 5/1/29	Aa3		123,366
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
500,000	Ser. C, 4.75%, 6/15/33	Aa1		552,350
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		264,585
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2		228,790
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2		175,722
250,000	New York City Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A, 5.00%, 2/15/16	Aa3		279,990
1,000,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		1,108,080
3,00,000	Transitional Finance Authority Future Tax Secured, Revenue Bonds, Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		345,459
250,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-1, NATL-RE FGIC State Aid Withholding Insured, 5.00%, 7/15/23	Aa3		288,648

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal		Rating
Amount		(unaudited)		Value
$200,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2012, Subser. S-1A, State Aid Withholding Insured, 4.00%, 7/15/21	Aa3		$233,000
	Transitional Finance Authority, Revenue Bonds:
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		175,388
400,000	Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa1		465,044
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		294,292
100,000	Trust for Cultural Resources, Revenue Bonds, Whitney Museum of American Art, 5.25%, 7/1/25	A	*	118,375
				6,141,894

	NORTH CAROLINA (1.8%)
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	A	*	318,509
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A1		400,469
250,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		283,443
250,000	Raleigh Durham Airport Authority, Revenue Bonds, Ser. B-1, 5.00%, 11/1/28	Aa3		293,280
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		331,638
				1,627,339

	OHIO (3.6%)
200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA+	*	236,374
350,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa1		351,964
1,000,000	Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	A3		1,140,310
350,000	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, The Cleveland Museum Art Project, 5.00%, 10/1/19	AA+	*	426,730
150,000	Columbus Ohio Metropolitan Library Special Obligation, Revenue Bonds, Ser. 1, 5.00%, 12/1/23	Aa2		180,714
200,000	Ohio State Higher Educational Facility Commission, Refunding Revenue Bonds, Case Western University, Ser. A, 5.00%, 12/1/22	A1		250,548
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		367,206
250,000	Ohio University, General Receipts, Revenue Bonds, 4.00%, 12/1/17	Aa3		280,785
				3,234,631

	OKLAHOMA (0.3%)
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	309,043

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

February 28, 2013

Principal		Rating
Amount		(unaudited)		Value

	OREGON (2.0%)
$1,000,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/29	Aa2		$1,155,090
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		637,560
				1,792,650

	PENNSYLVANIA (3.7%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		592,315
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	AA-	*	224,536
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	A2		549,940
1,000,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,170,770
200,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, 5.00%, 7/1/21	A1		244,936
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	A1		340,770
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	247,955
				3,371,222

	PUERTO RICO (1.7%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien:
100,000	Ser. A, 5.00%, 7/1/17	Ba1		105,885
325,000	Ser. A, 5.00%, 7/1/33	Ba1		317,275
	Puerto Rico Electric Power Authority, Revenue Bonds:
600,000	Ser. TT, 5.00%, 7/1/32	Baa2		597,018
80,000	Ser. WW, 5.50%, 7/1/17	Baa2		88,256
250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Ser. SS, NATL-RE Insured, 5.00%, 7/1/14	Baa2		259,282
150,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subser. C, 5.00%, 8/1/35	A3		156,900
				1,524,616

	RHODE ISLAND (0.6%)
500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Consolidated Capital Development Loan - Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		577,840

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal		Rating
Amount		(unaudited)		Value
	SOUTH CAROLINA (1.7%)
$500,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		$557,325
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aa1		406,805
150,000	Clemson University South Carolina Athletic Facilities, Refunding Revenue Bonds, 3.00%, 5/1/20	Aa3		166,004
145,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		162,383
250,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Georgetown Hospital, Ser. B, 3.50%, 2/1/25	A3		252,447
				1,544,964

	TENNESSEE (0.6%)
250,000	City of Memphis, Tennessee Refunding and General Improvement, General Obligation Unlimited, 5.00%, 5/1/30	Aa2		295,132
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A2		278,785
				573,917

	TEXAS (10.9%)
1,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		1,747,651
150,000	City of Austin Texas, Water and Wastewater System Revenue, Refunding Revenue Bonds, 5.00%, 11/15/37	Aa2		175,248
150,000	Dallas-Fort Worth International Airport Revenue, Refunding Revenue Bonds, Ser. G, 5.00%, 11/1/35	A1		168,891
130,000	Harris County Texas, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 8/15/16	Aa3		149,193
1,170,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa3		1,351,877
1,000,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%, 8/15/32	AAA	*	1,092,770
100,000	Irving Independent School District, General Obligation Unlimited, 4.00%, 2/15/21	Aa2		113,435
500,000	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured, Ser. C, 5.00%, 8/1/15 (2)	A	*	507,555
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	2,170,900
135,000	North Fort Bend Water Authority, Revenue Bonds, AGM Insured, Ser. A, 3.00%, 12/15/19	A2		145,552
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of the Incarnate Word, 5.00%, 12/1/23	A3		239,166

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

February 28, 2013

Principal		Rating
Amount		(unaudited)		Value
$1,000,000	Southmost Junior College District Texas, General Obligation Limited, NATL-RE Insured, 5.00%, 2/15/25	Baa2		$1,077,210
515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (2)	A3		569,914
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/30	AAA	*	423,383
				9,932,745

	UTAH (0.3%)
250,000	Utah Transit Authority Sales Tax, Revenue Refunding Bonds, 4.00%, 6/15/39	A1		257,833

	VERMONT (0.6%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College, 5.00%, 10/1/42	Baa1		219,640
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1,5.00%, 12/1/29	Aa2		305,085
				524,725

	VIRGINIA (0.9%)
250,000	University of Virginia, General Refunding Revenue Bonds, 5.00%, 9/1/30	Aaa		302,965
250,000	Virginia State Public School Authority, School Educational Technology NTS-X, Revenue Bonds, State Aid Withholding Insured, 5.00%, 4/15/13	Aa1		251,585
250,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program - Ser. C, 5.00%, 11/1/18	Aaa		306,162
				860,712

	WASHINGTON (2.2%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		278,120
300,000	Energy Northwest Washington Electric Refunding-Project 3, Revenue Bonds, Ser. A, 5.00%, 7/1/17	Aa1		354,573
150,000	Pierce County School District No. 3 Puyallup, General Obligation Unlimited, NATL-RE Insured, 5.00%, 12/1/15	Aa1		168,701
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A,5.00%, 8/1/33	Aa3		290,555
225,000	Port of Seattle Washington, Revenue Bonds, NATL-RE FGIC Insured, Ser. A, 5.50%, 9/1/20	A1		278,059
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa2		363,692
250,000	Washington State, Motor Vehicle Tax - Senior 520, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32	Aa1		293,107
				2,026,807

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal		Rating
Amount		(unaudited)		Value
	WISCONSIN (1.8%)
$150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa1		$159,222
200,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Froedtert Health, Ser. A, 5.00%, 4/1/23	AA-	*	244,696
250,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Ser. B, 5.00%, 2/15/24	A-	*	288,913
750,000	Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20	Aa2		905,902
				1,598,733

	WYOMING (0.2%)
200,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A+	*	218,334
	TOTAL LONG-TERM MUNICIPAL SECURITIES (97.9%) (Cost $83,428,418)			89,172,742
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)			1,951,682
	NET ASSETS (100.0%)			$91,124,424
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($91,124,424 ÷ 8,837,097 shares outstanding)			$10.31

* Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
** Security no longer rated by Moody’s and Standard & Poor’s.
(1) Zero coupon bond.
(2) In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
ADFA - Arkansas Development Finance Authority
AGM - Assured Guaranty Municipal
AMBAC - American Municipal Bond Assurance Corporation
Assured GTY - Assured Guaranty Insurance Company
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance
MBIA - Municipal Bond Investors Assurance Corporation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guaranteed

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities at February 28, 2013

Assets:
Investment securities, at value (Cost - $83,428,418)	$89,172,742
Cash	606,293
Interest receivable	871,756
Receivable for securities sold	547,500
Receivable for capital shares sold	100,012
Prepaid expenses	16,754
Total Assets	91,315,057

Liabilities:
Dividends payable to shareholders	46,180
Payable for capital shares redeemed	38,299
Accrued expenses:
Advisory fee	36,389
Directors’ fees and expenses	212
Other	69,553
Total Liabilities	190,633

Net Assets	$91,124,424

Net assets consist of:
Capital stock, at $0.01 par value (authorized 65,000,000, outstanding 8,837,097 shares)	$88,371
Additional paid-in capital	92,218,655
Distributions in excess of net investment income	(21,879)
Accumulated net realized loss on investments	(6,905,047)
Net unrealized appreciation of investments	5,744,324
Net Assets	$91,124,424

Net Asset Value, Offering and Redemption Price per Outstanding Share ($91,124,424 ÷ 8,837,097 shares outstanding)	$10.31

Statement of Operations for the Year Ended February 28, 2013

Investment Income:
Interest	$3,344,848
Expenses:
Advisory fee	467,799
Service and distribution plan fees	233,900
Auditing and legal fees	183,875
Custodian fees	67,203
Printing and postage	57,228
Transfer agent fees	40,862
Registration and filing fees	35,477
Directors’ fees and expenses	21,217
Insurance	10,863
Other	45,941
Total Expenses Before Fees Waived and Custody Credits	1,164,365
Less: Service and Distribution Plan Fees Waived	(233,900)
Less: Custody Credits	(753)

Net Expenses	929,712

Net Investment Income	2,415,136

Net Realized and Unrealized Gain on Investments:
Net Realized Gain	2,045,583
Change in Net Unrealized Appreciation/(Depreciation)	380,384
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments	2,425,967
Net Increase in Net Assets from Operations	$4,841,103

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended February 28, 2013 and February 29, 2012

	Year Ended February 28, 2013	Year Ended February 29, 2012

Operations:
Net investment income	$2,415,136	$2,436,197
Net realized gain on investments	2,045,583	438,970
Change in net unrealized appreciation/(depreciation)	380,384	5,647,855
Net increase in net assets from operations	4,841,103	8,523,022
Distributions to Shareholders:
Net investment income	(2,415,136)	(2,436,465)

Capital Share Transactions:

Proceeds from sale of shares	7,581,263	22,608,647
Net assets of shares issued in connection with merger (Note 3)	14,485,862	—
Proceeds from reinvestment of dividends to shareholders	1,868,805	1,821,527
Cost of shares redeemed	(30,641,997)	(12,084,438)
Net increase/(decrease) in net assets from capital share transactions	(6,706,067)	12,345,736
Total Increase/(Decrease) in Net Assets	(4,280,100)	18,432,293

Net Assets:
Beginning of year	95,404,524	76,972,231
End of year	$91,124,424	$95,404,524
Distributions in excess of net investment income, at end of year	$(21,879)	$(21,879)

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences could be material.

(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. The Board of Directors (the “Board”) has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Adviser. The Funds’ Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Value Line Tax Exempt Fund, Inc.

February 28, 2013

The following table summarizes the inputs used to value the Fund’s investments in securities as of February 28, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets Long-Term Municipal Securities	$0	$89,172,742	$0	$89,172,742
Total Investments in Securities	$0	$89,172,742	$0	$89,172,742

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the year ended February 28, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder’s account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its net investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended February 28, 2010 through February 28, 2013), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Year Ended February 28, 2013	Year Ended February 29, 2012
Shares sold	750,597	2,294,103
Shares issued in connection with merger	1,523,225	—
Shares issued to shareholders in reinvestment of dividends	182,576	186,654
Shares redeemed	(3,030,918)	(1,232,731)
Net increase/(decrease)	(574,520)	1,248,026
Dividends per share from net investment income	$0.2642	$0.2894

3. Reorganization

On May 18, 2012, the Fund (the “Surviving Fund”) acquired all of the assets and assumed the liabilities of the Value Line New York Tax Exempt Trust (the “Acquired Trust”), in a tax-free exchange for Federal tax purposes, pursuant to a plan of reorganization (the “Reorganization”) approved by the Board of the Surviving Fund, the Acquired Trust, and shareholders of record of the Acquired Trust as of the applicable record date. All of the expenses incurred in connection with the Reorganization were paid by both the Acquired Trust and Surviving Fund proportionately based on the funds’ respective net assets. The total Reorganization costs are $123,474. The value of shares issued by the Surviving Fund is presented in the Statement of Changes in Net Assets. The following table sets forth the number of shares issued by the Surviving Fund, the net assets and unrealized appreciation or depreciation of the Acquired Trust immediately prior to the Reorganization, and the net assets of the Surviving Fund immediately prior to and after the Reorganization:

Date of Reorganization	Surviving Fund	Shares Issued In Acquisition	Net Assets Before Reorganization	Net Assets After Reorganization
5-18-12	The Value Line Tax Exempt Fund, Inc.	1,523,225	$89,797,170	$105,301,354

Date of Reorganization	Acquired Fund	Shares Outstanding	Acquired Portfolio Net Assets	Acquired Portfolio Unrealized Depreciation
5-18-12	Value Line New York Tax Exempt Trust	1,654,552	$15,504,184	($1,018,322)

Assuming the Reorganization had been completed on March 1, 2012, the beginning of the year for the Surviving Fund, the Surviving Fund’s pro forma results of operations for the period ended February 28, 2013 are as follows:

Net investment income	$2,518,390
Net gain on investments	$2,536,661
Net increase in net assets from operations	$5,055,051

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Trust that have been included in the Surviving Fund’s Statement of Operations since May 18, 2012.

The Value Line Tax Exempt Fund, Inc.

February 28, 2013

4. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Year Ended February 28, 2013
Purchases:
Long-term Obligations	$25,541,508
Sales:
Long-term Obligations	$43,911,036

5. Income Taxes

At February 28, 2013, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$83,428,418
Gross tax unrealized appreciation	$5,822,237
Gross tax unrealized depreciation	(77,913)
Net tax unrealized appreciation on investments	$5,744,324
Undistributed tax exempt income	$24,301
Capital loss carryforward, expires
February 28, 2017	($5,828,035)
February 28, 2018	($1,077,011)

During the year ended February 28, 2013, as permitted under federal income tax regulations, the Fund utilized $2,036,940 of capital loss carryforwards.

To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

It is uncertain whether the Fund will be able to realize the benefits of the losses before they expire.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund increased accumulated net realized loss on investments by $1,941,395 and increased additional paid-in-capital by $1,941,395. Net assets were not affected by these reclassifications. These reclassifications are primarily due to recharacterization of capital loss carryovers from the fund merger.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed by the President. Under the Act, net capital losses recognized by the Fund after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to this Act, pre-enactment net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires under the transition that post-enactment net capital losses are used before pre-enactment net capital losses.

The tax composition of dividends to shareholders for the years ended February 28, 2013 and February 29, 2012 were as follows:

	2013	2012
Tax exempt income	$2,409,715	$2,422,643
Taxable ordinary income	5,421	13,822
	$2,415,136	$2,436,465

6. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $467,799 was paid or payable to EULAV Asset Management (the “Adviser”) for the year ended February 28, 2013. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $233,900, before fee waiver, were accrued under the Plan for the year ended February 28, 2013. Effective July 1, 2008, and renewed annually, the Distributor contractually agreed to waive the Fund’s 12b-1 fee. For the year ended February 28, 2013, all 12b-1 fees were waived. The Distributor has no right to recoup previously waived amounts.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements

For the year ended February 28, 2013, the Fund’s expenses were reduced by $753 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At February 28, 2013, the officers and directors of the Fund as a group owned less than 1% of the outstanding shares.

The Value Line Tax Exempt Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Years Ended on Last Day of February,
	2013	2012	2011		2010	2009
Net asset value, beginning of year	$10.14	$9.43	$9.60		$9.36	$9.29

Income from investment operations:
Net investment income	0.26	0.29	0.33		0.38	0.37
Net gains or (losses) on securities (both realized and unrealized)	0.17	0.71	(0.17)		0.24	0.07
Total from investment operations	0.43	1.00	0.16		0.62	0.44

Less distributions:
Dividends from net investment income	(0.26)	(0.29)	(0.33)		(0.38)	(0.37)
Net asset value, end of year	$10.31	$10.14	$9.43		$9.60	$9.36

Total return	4.33%	10.77%	1.67%		6.70%	4.74%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$91,124	$95,405	$76,972		$84,067	$84,868
Ratio of expenses to average net assets(1)	1.24%	1.13%	1.01	%(2)	1.02%	0.99%
Ratio of expenses to average net assets(3)	0.99%	0.88%	0.74	%(4)	0.76%	0.69%
Ratio of net investment income to average net assets	2.58%	2.95%	3.45%		3.99%	3.87%
Portfolio turnover rate	28%	24%	36%		146%	307%

(1)	Ratio reflects expenses grossed up for the custody credit arrangement and grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.00% for the year ended February 28, 2011, 1.01% for the year ended February 28, 2010, 0.94% for the year ended February 28, 2009 and would have been unchanged for the other years shown.

(2)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

(3)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.

(4)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of The Value Line Tax Exempt Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Tax Exempt Fund, Inc. (the “Fund”) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

April 24, 2013

The Value Line Tax Exempt Fund, Inc.

Federal Tax Notice (unaudited)

During the year ended February 28, 2013, the Fund paid dividends to shareholders of $0.2642 per share from net investment income, of which 99.78% are designated as exempt interest dividends for federal tax purposes. However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested that you consult your own tax adviser with respect to those taxes.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 10 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

		Length of	Principal Occupation
Name, Address, and YOB	Position	Time Served	During the Past 5 Years
Interested Director*
Mitchell E. Appel YOB: 1970 Other Directorships: None	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc.  (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956 Other Directorships: Burnham Investor Trust, since 2004 (4 funds)	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931 Other Directorships: None	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935 Other Directorships: None	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939 Other Directorships: None	Director	Since 1984	Chairman, Institute for Political Economy.

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

		Length of	Principal Occupation
Name, Address, and YOB	Position	Time Served	During the Past 5 Years
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949 Other Directorships: None	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954 Other Directorships: None	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004–2006) and President and Chief Operations Officer (2003–2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

The Value Line Tax Exempt Fund, Inc.

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The Value Line Tax Exempt Fund, Inc.

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The Value Line Tax Exempt Fund, Inc.

The Value Line Family of Funds

In 1950, Value Line started its first mutual fund. Since then, knowledgeable investors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what we are today — a diversified family of no-load mutual funds with a wide range of investment objectives — ranging from small, mid and large capitalization equities to taxable and tax-exempt fixed income. We also provide strategies that effectively combine both equities and fixed income, diligently taking into account the potential risk and reward of each investment.

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Core Bond Fund** seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Small Cap Opportunities Fund*** invests in U.S. common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

**	Formerly known as the Value Line Aggressive Income Trust.

***	Formerly known as the Value Line Emerging Opportunities Fund, Inc.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2.	Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated Daniel S. Vandivort, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Vandivort is an independent director who has served as President, Chief Investment Officer to Weis, Peck and Greer/Robeco Investment Management. He has also previously served as Managing Director for Weis, Peck and Greer (1995-2005).

A person who is designated as an “audit committee financial expert” shall not make such person an “expert” for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

	(a)	Audit Fees 2013 $26,247
Audit Fees 2012 $26,386

	(b)	Audit-Related fees – None.

	(c)	Tax Preparation Fees 2013 $10,192
Tax Preparation Fees 2012 $9,015

	(d)	All Other Fees – None

	(e)	(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee.

	(e)	(2) Not applicable.

	(f)	Not applicable.

	(g)	Aggregate Non-Audit Fees 2013 $3,250
Aggregate Non-Audit Fees 2012 $1,550

	(h)	Not applicable.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.COE

	(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 3, 2013